Document and Entity Information	Apr. 02, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001452937
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Apr. 02, 2025
Document Creation Date	Apr. 02, 2025
Document Effective Date	Apr. 02, 2025
Prospectus Date	Apr. 02, 2025
EMQQ The Emerging Markets Internet ETF | EMQQ The Emerging Markets Internet ETF
Prospectus:
Trading Symbol	EMQQ